CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands	Dec. 31, 2018 CLP ($)	Dec. 31, 2017 CLP ($)
Current assets
Cash and cash equivalents	$ 319,014,050	$ 170,044,602
Other financial assets	22,745,469	10,724,196
Other non-financial assets	18,861,414	15,834,225
Trade and other current receivables	320,702,339	286,213,598
Accounts receivable from related parties	3,048,841	5,810,764
Inventories	228,062,237	201,987,891
Biological assets	8,489,873	8,157,688
Current tax assets	17,302,429	28,027,878
Total current assets other than non-current assets of disposal groups classified as held for sale	938,226,652	726,800,842
Non-current assets of disposal groups classified as held for sale	2,780,607	2,305,711
Total Non-current assets of disposal groups classified as held for sale	2,780,607	2,305,711
Total current assets	941,007,259	729,106,553
Non-current assets
Other financial assets	3,325,079	1,918,191
Other non-financial assets	5,007,150	4,644,827
Trade and other non-current receivables	3,363,123	3,974,395
Accounts receivable from related parties	190,865	258,471
Investments accounted for using equity method	142,017,781	99,270,280
Intangible assets other than goodwill	118,964,142	77,032,480
Goodwill	123,044,901	94,617,474
Property, plant and equipment (net)	1,021,266,631	917,913,428
Investment property	8,715,956	5,825,359
Deferred tax assets	37,691,088	40,351,329
Current tax assets non current	1,270,941	1,316,300
Total non-current assets	1,464,857,657	1,247,122,534
Total Assets	2,405,864,916	1,976,229,087
Current liabilities
Other financial liabilities	62,766,946	53,591,658	[1]
Trade and other current payables	303,380,168	281,681,553
Accounts payable to related parties	6,936,910	10,069,043
Other current provisions	405,069	349,775
Current tax liabilities	75,885,449	22,526,634
Provisions for employee benefits	31,794,163	26,232,493
Other non-financial liabilities	164,555,540	74,298,299
Total current liabilities	645,724,245	468,749,455
Non-current liabilities
Other financial liabilities	228,185,297	161,001,732
Trade and other non-current payables	12,413	541,783
Other non-current provisions	7,425,759	1,240,389
Deferred tax liabilities	108,500,171	94,350,111
Provisions for employee benefits	26,901,088	23,517,009
Total non-current liabilities	371,024,728	280,651,024
Total liabilities	1,016,748,973	749,400,479
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(151,048,226)	(178,075,279)
Retained earnings	868,481,588	716,458,990
Total equity attributable to equity holders of the parent	1,280,126,708	1,101,077,057
Non-controlling interests	108,989,235	125,751,551
Total Shareholders' Equity	1,389,115,943	1,226,828,608
Total Liabilities and Shareholders' Equity	$ 2,405,864,916	$ 1,976,229,087

[1]	See Note 21 - Other financial liabilities.